Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Additional information related to operating leases
The following table summarizes the balances related to the Company's total lease expense and provides supplemental other information related to operating leases for the year ended December 31, 2022 and 2021 (in thousands of U.S. dollars):

	2022		2021
Operating lease costs	$12,437		$14,928
Variable lease costs	1,292		904
Sublease income	—		(368)
Total lease costs	$13,729		$15,464

Other information:
Operating lease right-of-use assets (1)	$71,174		$75,010
Operating lease liabilities (2)	$79,925		$85,462
Operating lease right-of-use assets obtained in exchange for lease obligations, non-cash	$4,016		$26,553
Operating cash outflows from operating leases	$13,545		$16,874
Weighted-average remaining lease term on operating leases (3)	7.8	Yrs	8.9	Yrs
Weighted-average discount rate on operating leases (4)	2.3%		2.4%

(1)Included in Other assets in the Consolidated Balance Sheets
(2)Included in Accounts payable, accrued expenses and other in the Consolidated Balance Sheets
(3)Weighted-average remaining lease term is calculated on the basis of the remaining lease term and the lease liability balance for each lease as of the reporting date
(4)Weighted-average discount rate is calculated on the basis of the discount rate for the lease that was used to calculate the lease liability balance for each lease as of the reporting date and the remaining balance of the lease payments for each lease as of the reporting date

Contractual maturities of operating lease liabilities
The following table shows the contractual maturities of the Company's operating lease liabilities at December 31, 2022 (in thousands of U.S. dollars):

Year	Expected cash flows
2023	$13,671
2024	13,642
2025	12,303
2026	12,089
2027	10,953
2028 to 2038	24,005
Discount	(6,738)
Total discounted operating lease liabilities	$79,925